UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2010

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL              May 10, 2009
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          21
Form 13F Information Table Value Total:    $ 125169
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		COMMON STOCKS	02209S103  3473	    169244   SH	        Sole		     169244
APACHE CORP			COMMON STOCKS	037411105  7693	    75795    SH	        Sole		     75795
BRUNSWICK CORP			COMMON STOCKS	117043109  3226	    202017   SH	        Sole		     202017
CLOROX CO			COMMON STOCKS	189054109  6894     107486   SH	        Sole		     107486
COOPER INDUSTRIES INC-W/RTS TO	COMMON STOCKS	G24140108  7095	    147992   SH	        Sole		     147992
DEVON ENERGY CORP		COMMON STOCKS	25179M103  7633	    118469   SH		Sole		     118469
FORTUNE BRANDS INC		COMMON STOCKS	349631101  3587	    73940    SH		Sole		     73940
FREEPORT MCMORAN COPPER &	COMMON STOCKS	35671D857  9147	    109490   SH		Sole		     109490
JOY GLOBAL INC			COMMON STOCKS	481165108  5639	    99654    SH		Sole		     99654
KRAFT FOODS INC			COMMON STOCKS	50075N104  3709	    122649   SH		Sole		     122649
MASCO CORP			COMMON STOCKS	574599106  2289	    147489   SH		Sole		     147489
MATTEL INC			COMMON STOCKS	577081102  6221	    273574   SH		Sole		     273574
MERCK & CO INC			COMMON STOCKS	58933Y105  8048	    215487   SH		Sole		     215487
NORFOLK SOUTHERN CORP		COMMON STOCKS	655844108  7765	    138927   SH		Sole		     138927
PEPSICO INC			COMMON STOCKS	713448108  8195	    123863   SH		Sole		     123863
PFIZER INC			COMMON STOCKS	717081103  7375	    430011   SH		Sole		     430011
PHILIP MORRIS INTL INC		COMMON STOCKS	718172109  7442	    142683   SH		Sole		     142683
Stanley Black and Decker Inc	COMMON STOCKS	854502101  2414	    42051    SH		Sole		     42051
TARGET CORP			COMMON STOCKS	87612E106  4993	    94915    SH		Sole		     94915
TRINITY INDS INC		COMMON STOCKS	896522109  4448	    222849   SH		Sole		     222849
WAL MART STORES INC		COMMON STOCKS	931142103  7883	    141774   SH		Sole		     141774